RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
18	RELATED PARTY TRANSACTIONS

The significant related party transactions are summarized as follows:

		Year ended December 31,
		2009	2010	2011	2011
		RMB	RMB	RMB	US$

Revenues from related parties	Note (a)	46	-	-	-
Rent expense	Note (b)	5,131	5,131	5,131	815
Borrowings from related parties	Note (c)	-	3,222	-	-
Repayment of borrowings from related parties	Note (c)	3,868	2,338	2,891	459
Interest expense on borrowings	Note (c)	389	75	-	-
Advances made to related parties	Note (d)	-	1,242	447	71
Collection of advances made to related parties	Note (d)	-	1,242	447	71
Commission made to related parties	Note (e)	-	-	1,373	218

The amounts due to the related parties are summarized as follows:

		December 31,
		2010	2011	2011
		RMB	RMB	US$
Amounts due to related parties– current
Guangzhou Haoai Information Technology Co.,Ltd	Note (e)	-	322	51
Others		-	11	2
Total amount due to related parties
– current		-	333	53
Borrowings from related parties – non-current
Beijing Impression Hotel Management Co., Ltd.	Note (c)	604	-	-
Zhuang Qineng and Zhuang Shishi	Note (c)	35	-	-
Qise Tiandi (Beijing) Consulting Co., Ltd.	Note (c)	418	-	-
Zhang Shuhong	Note (c)	1,022	-	-
Meng Huifen	Note (c)	2,200	1,388	221
Total borrowings from related parties
– non-current		4,279	1,388	221

Notes:

(a)	Wuxi Shenglong entered into a hotel management agreement with the Group under which Wuxi Shenglong is required to pay management and service fees based on a percentage of Wuxi Shenglong’s profit before income taxes. Since Wuxi Shenglong suffered losses during the year ended December 31, 2010, no hotel management and service fees were charged for the year ended December 31, 2010. During 2011, the Group acquired the remaining 70% of the equity interests of Wuxi Shenglong on May 1, 2011 and it became a wholly owned subsidiary of the Company. Thus no hotel management and service fees were charged for the year ended December 31, 2011.

(b)	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group’s subsidiaries. The related rent expense incurred during the years ended December 31, 2009, 2010 and 2011 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$815), respectively.

(c)	Borrowings from related parties as of December 31, 2010 and 2011 consisted of debt borrowed from the noncontrolling interest shareholders of the Group’s subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below:

Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group’s subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd.

Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group’s subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2009, 2010 and 2011, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda.

Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group’s subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd.

Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group’s subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd.

Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group’s subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd.

The Group repaid RMB2,891 of the borrowings from related parties during 2011. As of December 31, 2011, the balance represents debt borrowed from Meng Huifeng of RMB1,388. It is unsecured and interest free and it is not expected to be repaid within 12 months.

(d)	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, (“Haoai”), a subsidiary of Guangzhou Dian Xing Culture Communication Co., Ltd. (“Dian Xing”) which is controlled by Zheng Nanyan. All the payments made on behalf of Haoai were repaid in full in the current year.

(e)	During 2011, the Group entered into an agreement with Haoai under which the Group is required to pay commission to Haoai when the hotel room night booking is made via internet platform hosted by Haoai. The related commission expense incurred during the year ended December 31, 2011 amounted to RMB1,373 (US$218).